Property and Equipment - Cost and accumulated depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 24,756
Ending Balance	31,483	$ 24,756
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	33,140	16,725
Additions	7,759	10,563
Additions from business combinations (Note 5)	7,506	7,378
Disposals		(1,377)
Impairment loss		(133)
Foreign currency translation	212	(16)
Ending Balance	48,617	33,140
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(8,384)	(3,640)
Depreciation	8,750	5,289
Disposals		538
Foreign currency translation		(7)
Ending Balance	(17,134)	(8,384)
Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,894
Ending Balance	2,383	1,894
Office equipment and computers | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,100	778
Additions	541	626
Additions from business combinations (Note 5)	854	1,857
Disposals		(146)
Impairment loss		(4)
Foreign currency translation	19	(11)
Ending Balance	4,514	3,100
Office equipment and computers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,206)	(252)
Depreciation	925	1,044
Disposals		89
Foreign currency translation		(1)
Ending Balance	(2,131)	(1,206)
Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	2,429
Production Equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions	34
Additions from business combinations (Note 5)	2,692
Foreign currency translation	189
Ending Balance	2,915
Production Equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	486
Ending Balance	(486)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	20,111
Ending Balance	24,121	20,111
Leasehold improvements | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	27,224	12,980
Additions	7,163	9,923
Additions from business combinations (Note 5)	3,960	5,516
Disposals		(1,061)
Impairment loss		(129)
Foreign currency translation	4	(5)
Ending Balance	38,351	27,224
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(7,113)	(3,218)
Depreciation	7,117	4,192
Disposals		291
Foreign currency translation		(6)
Ending Balance	(14,230)	(7,113)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7
Ending Balance	23	7
Vehicles | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	16	167
Additions	21	14
Additions from business combinations (Note 5)		5
Disposals		(170)
Ending Balance	37	16
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(9)	(158)
Depreciation	5	9
Disposals		158
Ending Balance	(14)	(9)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,744
Ending Balance	2,527	2,744
Buildings | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,800	2,800
Ending Balance	2,800	2,800
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(56)	(12)
Depreciation	217	44
Ending Balance	$ (273)	$ (56)